Income Taxes (Details Textual) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Federal [Member] Aldagen Inc [Member]	Dec. 31, 2011 State and Local Jurisdiction [Member] Aldagen Inc [Member]
Deferred Tax Liability Provision For Income Tax	$ 18,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	107,392,000
Net operating loss carryforward	4,635,000	1,310,000			56,795,900	59,658,800
Operating Loss Carryforwards, Expiration Dates			begin to expire in 2020 and 2015
Proceeds from Income Tax Refunds				$ 36,039